Note 14 - Employee Incentive Schemes - Performance Shares Outstanding Activity (Details) - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, number of rights (in shares)	7,500,000
Performance Shares [Member]
Balance, number of rights (in shares)		8,830,000
Balance, Weighted average exercise price (in AUD per Share)		$ 0
Issued as common stock (in shares)	(525,000)	(1,555,555)
Issued as common stock (in AUD per Share)	$ 0
Lapsed (in shares)	(805,000)
ubi_SharebasedCompensationArrangementBySharebasedPaymentAwardEquityInstrumentsOtherThanOptionsForfeitedWeightedAverageExercisePrice (in AUD per Share)	$ 0
Balance, number of rights (in shares)	7,500,000